Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 3.8	$ 4.4		$ 5.0	$ 8.4	$ 4.0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	1,000	1,000		1,000
Common stock, shares issued (in shares)	1,000	1,000		1,000
Common stock, shares outstanding (in shares)	1,000	1,000	1,000	1,000	1,000